Financial risk management and fair values - Exposure to currency risk (Details) - Currency risk - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
United States Dollars
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	¥ 277,941	¥ 404,982	¥ 434,204
United States Dollars | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	189,003	141,973	61,922
United States Dollars | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	173,001	309,966	455,032
United States Dollars | Term deposits
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	359	35,712	344
United States Dollars | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(84,422)	(82,669)	(83,094)
Euros
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	130,449	32,361	2,013
Euros | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	43,965	20
Euros | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	93,281	37,492	6,677
Euros | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(6,797)	(5,151)	(4,664)
Hong Kong Dollars
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	54,278	20,281	(8,850)
Hong Kong Dollars | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	66,782	23,814
Hong Kong Dollars | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	2,112	7,868	5,100
Hong Kong Dollars | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(14,616)	(11,401)	(13,950)
Renminbi
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	3,312	2,248	2,429
Renminbi | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	8,928	3,068	2,429
Renminbi | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(5,616)	(820)
Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	1,190	2,978	3
Other currencies | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	18	3,889
Other currencies | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	1,687	19	¥ 3
Other currencies | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	¥ (515)	¥ (930)